Classification of Financial Instruments - Classification of Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 3,234,780	₩ 2,635,238	₩ 2,029,584	₩ 1,810,129
Categories of current financial assets
Current financial assets at fair value through profit or loss	3,181,791	360,833
Current financial assets at amortized costs	16,762	15,422
Current Derivative assets	289,603	126,938
Other financial assets	798,819	1,365,603
Trade and other receivables	10,461,822	8,122,415
Total current financial assets And Cash and cash equivalents	17,983,577	12,626,449
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	527,717	672,031
Non-current financial assets at fair value through other comprehensive income	502,829	435,107
Non-current financial assets at amortized costs	10,236	9,851
Non-current Derivative assets	728,421	520,845
Other financial assets	1,567,632	1,271,976
Trade and other receivables	2,153,080	1,906,861
Total non-current financial assets	5,489,915	4,816,671
Total financial assets	23,473,492	17,443,120
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	3,181,791	360,833
Current financial assets at amortized costs	0	0
Current Derivative assets	154,730	93,374
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	3,336,521	454,207
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	527,717	672,031
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	538,342	349,653
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	1,066,059	1,021,684
Total financial assets	4,402,580	1,475,891
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	0	0
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	502,829	435,107
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	502,829	435,107
Total financial assets	502,829	435,107
Financial assets at amortized cost
Disclosure of financial assets [line items]
Cash and cash equivalents	3,234,780	2,635,238
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	16,762	15,422
Current Derivative assets	0	0
Other financial assets	798,819	1,365,603
Trade and other receivables	10,461,822	8,122,415
Total current financial assets And Cash and cash equivalents	14,512,183	12,138,678
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	10,236	9,851
Non-current Derivative assets	0	0
Other financial assets	1,567,632	1,271,976
Trade and other receivables	2,153,080	1,906,861
Total non-current financial assets	3,730,948	3,188,688
Total financial assets	18,243,131	15,327,366
Derivative assets (applying hedge accounting)
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	134,873	33,564
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	134,873	33,564
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	190,079	171,192
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	190,079	171,192
Total financial assets	₩ 324,952	₩ 204,756